Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Allowance for Doubtful Accounts

Note 4—Allowance for Doubtful Accounts

The following table summarizes the activity related to the allowance for doubtful accounts (in thousands):

	Balance at Beginning of Year	Charged (Released) to Expenses	Write-Offs	Balance at End of Year
2012	$73	$134	$—	$207
2011	72	106	(105)	73
2010	10	354	(292)	72